UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II
Schedule of Portfolio Investments as of November 30, 2006
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Municipal Bonds — 99.0%
	Alabama — 1.2%
	Alabama 21st Century Authority, Tobacco Settlement,
1,020	Rev., 5.50%, 12/01/10	1,069
1,790	Rev., 5.75%, 06/01/10	1,910
2,000	Rev., 5.75%, 12/01/11	2,130
2,290	Rev., 5.85%, 06/01/10	2,450
3,365	Alabama Public School & College Authority, Capital Improvement, Rev., 5.25%, 11/01/08	3,515
2,000	Alabama State Dock Authority, Series A, Rev., MBIA, 5.00%, 10/01/14	2,155
1,290	Fairfield Industrial Development Board, Rev., 5.40%, 11/01/16	1,388
3,615	Montgomery Medical Clinic Board, Jackson Hospital & Clinic, Rev., 5.13%, 03/01/16	3,806

		18,423

	Alaska — 2.6%
12,940	Alaska Housing Finance Corp., Capital Appreciation, General Mortgage, Series A, Rev., MBIA, Zero Coupon, 06/01/07	6,821
5,000	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, MBIA, 5.00%, 06/01/15	5,182
	Alaska Student Loan Corp.,
2,750	Series A, Rev., AMBAC, 5.75%, 07/01/07	2,779
3,690	Series A, Rev., AMBAC, 6.05%, 07/01/10	3,958
4,500	Series A, Rev., GTD STD LNS, 5.00%, 06/01/11	4,733
	City of North Slope Boro,
2,700	Series A, GO, MBIA, Zero Coupon, 06/30/08	2,550
1,000	Series A, GO, MBIA, Zero Coupon, 06/30/10	870
6,350	Series A, GO, MBIA, Zero Coupon, 06/30/13	4,943
2,000	City of North Slope Boro, Capital Appreciation, Series B, GO, MBIA, Zero Coupon, 06/30/09	1,820
4,805	Four Dam Pool Power Agency, Electrical, Rev., LOC: Dexia Credit Local, 5.00%, 07/01/14	5,028

		38,684

	Arizona — 3.3%
695	Arizona Housing Finance Authority, Series 2A, Rev., Adj., GNMA COLL, 5.63%, 07/01/12	699
10,000	Arizona State University, Rev., FSA, 5.25%, 07/01/09 (f) (u)	10,431
7,000	Chandler IDA, Intel Corp. Project, Rev., Adj., 4.38%, 12/01/10	7,127
2,045	Gila County, COP, 6.40%, 06/01/14 (i)	2,155
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.00%, 12/01/10	1,074
6,335	Maricopa County IDA, Series 1B, Rev., Adj., GNMA/FNMA, 4.95%, 05/01/16	6,965
1,385	Maricopa County IDA, Multi-Family Housing, Coral Point Apartments Project, Series B, Rev., Adj., 5.10%, 03/01/07	1,387
955	Maricopa County IDA, Single-Family Mortgage, Series 2B, Rev., Adj., GNMA/FNMA/FHLMC, 5.95%, 09/01/12	963
5,210	Maricopa County Unified School District No. 11-Peoria, GO, FSA, 5.25%, 07/01/13	5,733
930	Phoenix IDA, Single-Family Mortgage, Series 2002-2, Rev., Adj., GNMA/FNMA/FHLMC, 5.95%, 09/01/12	938
145	Pima County IDA, Single-Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/10	146
5,975	Pinal County, COP, 5.25%, 12/01/14	6,406
3,000	Tucson IDA, Single-Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.35%, 07/01/16	3,215
1,245	Tucson & Pima Counties IDA, Single-Family Mortgage, Series 1A, Rev., Adj., GNMA COLL, 5.63%, 07/01/12	1,263
	Tucson & Pima Counties IDA, Single-Family Mortgage, Mortgage-Backed Securities Program,
85	Series 1A, Rev., GNMA/FNMA, 5.70%, 01/01/10	86
55	Series 1A, Rev., GNMA/FNMA, 6.10%, 01/01/10	56

		48,644

	Arkansas — 0.8%
120	Arkansas Development Finance Authority, Compound Accretion, Series 1, Rev., Zero Coupon, 04/02/07	83
300	Arkansas Development Finance Authority, Mortgage-Backed Securities Program, Series E, Rev., AMT, GNMA/FNMA, 4.75%, 01/01/07	302
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.60%, 09/01/09 (m)	5,189
	City of Springdale, Sales & Use Tax,
2,000	Rev., 4.20%, 07/01/13	1,998
3,000	Rev., 4.25%, 07/01/13	3,027
31	Drew County, Public Facilities Board, Single-Family Housing, Series A-2, Rev., FNMA COLL, 7.90%, 01/08/07	31
1,300	Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.00%, 11/01/16	1,312
25	Jacksonville Residential Housing Facilities Board, Single-Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 01/08/07	26

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

53	Lonoke County Residential Housing Facilities Board, Single-Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 04/01/11	53
31	Stuttgart Public Facilities Board, Single-Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.90%, 01/08/07	32

		12,053

	California — 6.3%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, GO OF AGY, 5.38%, 02/01/09	1,526
2,000	California Municipal Finance Authority, Waste Management, Inc., Project, Rev., Adj., 4.10%, 09/01/14	1,998
	California Rural Home Mortgage Finance Authority, Single-Family Mortgage, Mortgage-Backed Security Program,
2,500	Series A, Rev., GNMA/FNMA/FHLMC, 5.40%, 06/01/16	2,703
5,380	Series FH-1, Rev., 5.50%, 02/01/16	5,859
175	California Rural Home Mortgage Finance Authority, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA, 5.00%, 06/01/11	177
5,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	5,516
5,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series J, Rev., 5.00%, 11/01/16	5,453
5,000	California State Veterans Bond, GO, XLCA-ICR, 6.00%, 02/01/15	5,838
4,915	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., Adj., LIQ: FNMA, 4.75%, 06/15/31	5,081
3,465	California Statewide Communities Development Authority, Unrefunded Balance, Sherman Oaks, Series A, Rev., AMBAC, 5.00%, 08/01/22	3,814
5,500	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,481
4,375	Kaweah Delta Health Care District, Rev., 5.00%, 08/01/12	4,558
10,000	Los Angeles Unified School District, Series E, GO, AMBAC, 5.00%, 07/01/15	10,968
3,400	Pasadena Area Community College District, Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,539
135	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.25%, 01/08/07 (i)	134
5,000	Sacramento City Financing Authority, Rev., FGIC, 5.00%, 12/01/15	5,434
	State of California,
3,415	GO, 5.00%, 06/01/13	3,694
5,000	GO, 5.00%, 03/01/14	5,435
5,000	GO, 5.00%, 08/01/15	5,371
5,000	GO, 5.00%, 10/01/15	5,488
5,000	GO, 5.13%, 04/01/14	5,384
1,375	Series BT, AMT, Veterans, GO, 5.38%, 01/01/07	1,377

		92,828

	Colorado — 5.4%
2,300	Arapahoe County, Single-Family Mortgage, Rev., IMI, Zero Coupon, 09/01/10 (p)	2,003
1,920	City of Aurora, Colorado, McKesson Corp. Project, Series A, Rev., Adj., 5.38%, 01/08/07	1,921
5,030	City of Aurora, Single-Family Mortgage, Series A-2, Rev., Zero Coupon, 3/03/13 (p)	2,990
1,000	City of Erie, Water Enterprise, Rev., ACA, 5.13%, 12/01/08	1,022
2,500	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.00%, 11/15/13	2,668
715	Colorado Health Facilities Authority, First Mortgage, Christian Living, Series A, Rev., 6.40%, 01/01/07 (i)	723
1,445	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single-Family Program, Series C-1, AMT, Rev., Zero Coupon, 05/01/08	409
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, AMT, Rev., 4.45%, 04/01/11	660
985	Series C-3, Class I, AMT, Rev., 4.55%, 10/01/12	1,007
975	Series C-3, Class I, AMT, Rev., 4.65%, 10/01/12	999
	Colorado Housing & Facilities Finance Authority, Single-Family Program,
285	Series B-2, Rev., MBIA-IBCC, 6.80%, 04/01/09	289
1,120	Series C-2, Rev., AMT, FHA, 7.05%, 10/01/09	1,159
2,500	Countrydale Metropolitan District, GO, Adj., LOC: Compass Bank, 3.50%, 12/01/07	2,491
	Denver City & County, Airport,
10,000	Series A, Rev., AMBAC, 6.00%, 11/15/10	10,821
2,410	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	2,587
4,070	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	4,369
1,000	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	1,073
2,500	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	2,682
10,850	Denver City & County, Capital Appreciation, Single-Family Mortgage, Series A, Rev., MGIC, Zero Coupon, 07/01/08	7,504
5,000	Denver City & County, Single-Family Mortgage, Series A, Rev., Adj., AMT, GNMA/FNMA/FHLMC, 4.70%, 08/01/16	5,391
	Denver City & County, Single-Family Mortgage, Metropolitan Mayors Caucus,
180	Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.00%, 05/01/12	182
440	Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.15%, 11/01/12	449
175	Series A, Rev., Adj., GNMA/FNMA/FHLMC COLL, 7.30%, 11/01/10	177
1,000	Denver City & County, Special Facilities, Rental Car Project, Series A, Rev., MBIA, 6.00%, 01/01/09	1,050

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,660	Douglas County, School District No. Re-1, Douglas & Elbert Counties, Series 163, GO, Adj., MBIA, 6.19%, 06/15/09 (m)	6,423
2,500	Englewood, Multi-Family Housing, Marks Apartments Project, Rev., 6.65%, 01/08/07	2,553
	El Paso County, Single-Family Mortgage,
3,489	Rev., Adj., GNMA/FNMA, 4.75%, 03/01/16	3,759
275	Series A, Rev., GNMA/FNMA/FHLMC, 6.20%, 05/01/09	277
1,870	El Paso County School District No. 11-Colorado Springs, GO, 7.13%, 12/01/07 (p)	2,387
210	IDK Partners III Trust, Series 1999, Class A, Pass-Through Certificates, 5.10%, 08/01/23	211
3,500	Mesa County, Residential, Rev., Zero Coupon, 12/01/11 (p)	2,906
6,680	Northern Metropolitan District, Adams County, GO, MBIA-IBCC, 6.50%, 12/01/07	6,991

		80,133

	Connecticut — 1.0%
	Stamford Housing Authority, Rippowam Park Apartments Project,
4,350	Rev., 6.25%, 10/01/08 (m)	4,570
9,200	Rev., 6.38%, 10/01/08 (m)	9,659

		14,229

	Delaware — 0.1%
1,525	Delaware State Housing Authority, Single-Family Mortgage, Series A-1, Rev., AMBAC, 5.17%, 07/01/09	1,563

	District of Columbia — 1.5%
	District of Columbia,
11,840	COP, AMBAC, 5.25%, 01/01/13	12,852
1,000	Series A, GO, AMBAC, 5.38%, 06/01/07 (p)	1,029
3,000	District of Columbia Housing Finance Agency, Single-Family Program, Series B, Rev., AMT, AMBAC, 5.63%, 06/01/15	3,164
2,895	District of Columbia Tobacco Settlement Financing Corp, Asset- Backed Bonds, Rev., 5.20%, 05/15/08	2,936
1,690	Metropolitan Transportation Authority, Series B, Rev., FGIC, 5.25%, 10/01/13	1,840

		21,821

	Florida — 7.2%
2,720	Broward County Airport, Series L, Rev., AMBAC, 5.00%, 10/01/14	2,928
5,265	Capital Projects Finance Authority, Capital Projects Loan Program, Series F-1, Rev., MBIA, 5.50%, 08/01/11	5,696
4,000	Collier Country School Board, COP, FSA, 5.25%, 02/15/21	4,561
1,000	Escambia County Health Facilities Authority, Ascension Health Credit, Series A, Rev., 5.00%, 11/15/08	1,027
3,000	Escambia County Housing Finance Authority, Single-Family Mortgage, Rev., GNMA/FNMA/FHLMC/FHA/VA GTD, 4.80%, 04/01/15	3,041
385	Florida Housing Finance Corp, Homeowner Mortgage, Series 2, Rev., AMT, MBIA, 4.75%, 06/01/07	385
7,605	Florida State Department of Environmental Protection, Preservation, Series A, Rev., FSA, 5.50%, 07/01/12	8,342
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.00%, 10/01/12	3,964
6,970	Rev., AMBAC, 5.00%, 10/01/13	7,560
3,000	Highlands County Health Facilities Authority, Series I, Rev., Adj., 5.00%, 11/15/29	3,093
	Highlands County Health Facilities Authority, Adventist Health,
2,500	Rev., Adj., 3.95%, 11/15/32	2,493
1,800	Series A, Rev., Adj., 5.00%, 11/15/15	1,925
5,000	Hillsborough County Aviation Authority, Hillsborough Airport, Rev., MBIA, 5.50%, 10/01/13	5,479
7,890	Hillsborough County Aviation Authority, Tampa International Airport, Series A, Rev., MBIA, 5.38%, 10/01/13	8,577
2,000	Hillsborough County Housing Finance Authority, Rev., GNMA/FNMA/FHLMC, 5.20%, 04/01/15	2,095
4,000	Lee County Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 6.33%, 03/01/15	4,361
	Lee County, Solid Waste System,
1,135	Rev., MBIA, 5.63%, 10/01/11	1,224
6,850	Series A, Rev., AMBAC, 5.00%, 10/01/16	7,339
2,800	Manatee County Housing Finance Authority, Single-Family Program, Series A, Rev., GNMA/FNMA, 6.57%, 05/01/16	3,156
	Miami-Dade County,
3,000	Series B, Rev., CIFG, 5.00%, 10/01/15	3,229
4,215	Series D, Rev., MBIA, 5.25%, 10/01/13	4,573
1,395	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A, Rev., GNMA/FNMA, 5.30%, 04/01/15	1,455
6,000	Miami-Dade County School Board, Series A, COP, MBIA, 5.00%, 08/01/27	6,137
2,900	Miami-Dade County, SO, Sub-Series A, Rev., MBIA, Zero Coupon, 04/01/08	1,804
2,500	Miami Health Facilities Authority, Series A-1, Rev., Adj., AMBAC, 6.62%, 02/15/07	2,506
1,225	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.40%, 09/01/12	1,253
1,195	Palm Beach County, North County Courthouse Projects, Rev., 5.00%, 12/01/12	1,287
2,485	Pinellas County Housing Finance Authority, Multi-County Program, Series B-1, Rev., GNMA/FNMA, 5.20%, 03/01/15	2,601
1,100	Pompano Beach, Water & Sewer, Rev., FGIC, 5.50%, 07/01/07 (p)	1,123

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Santa Rosa Bay Bridge Authority, Capital Appreciation,
1,535	Rev., ACA, CBI-MBIA-IBCC, Zero Coupon, 07/01/12	1,246
1,320	Rev., ACA, MBIA, Zero Coupon, 07/01/08	1,245
1,625	Rev., ACA, MBIA, Zero Coupon, 07/01/09	1,476

		107,181

	Georgia — 1.9%
2,000	City of Atlanta, Water & Wastewater, Rev., FSA, 5.00%, 11/01/14	2,154
1,000	Fulton County, Building Authority, Capital Appreciation, Judicial Center Project, Rev., Zero Coupon, 01/01/10	897
1,765	Fulton County, Housing Authority Multi-Family Housing, Concorde Place Apartments Project, Series A, Rev., 6.30%, 07/01/08 (p)	1,833
11,000	Municipal Electric Authority of Georgia Project One-Sub, 2nd Series, Rev., Adj., AMBAC, 5.00%, 01/01/09	11,307
10,660	State of Georgia, Series D, GO, 5.25%, 12/01/13	11,818

		28,009

	Hawaii — 0.5%
825	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA, 5.00%, 07/20/10	826
5,000	State of Hawaii, Series DG, GO, AMBAC, 5.00%, 07/01/12	5,359
1,000	State of Hawaii, Airports, Second Series, Rev., FSA, 6.90%, 07/01/12 (p)	1,104

		7,289

	Idaho — 0.6%
	Idaho Housing & Finance Association,
1,600	Series A, Class III, Rev., 5.55%, 07/01/11	1,617
1,675	Series B, Class III, Rev., 5.00%, 01/01/15	1,724
	Idaho Housing & Finance Association, Single-Family Mortgage,
145	Series D, Rev., FHA, VA MTGS, 6.45%, 01/08/07	146
170	Series E-2, Rev, 5.95%, 01/08/07	173
325	Series H, Rev., FHA, VA MTGS, 6.05%, 01/08/07	332
310	Sub Series A, Rev., FHA, 5.35%, 01/01/08	313
4,000	State of Idaho, Building Authority, Capitol Project, Rev., 5.00%, 09/01/13	4,355

		8,660

	Illinois — 5.3%
6,000	Chicago Housing Authority, Rev., FSA, 5.00%, 07/01/09	6,204
1,000	Chicago O’Hare International Airport, Second Lien Passenger Facilities, Series A, Rev., AMT, AMBAC, 5.50%, 01/01/09	1,036
5,000	Chicago Transit Authority, Federal Transit Administration, Series A, Rev., AMBAC, 5.25%, 06/01/13	5,471
7,580	City of Chicago, Series A, GO, FSA, 5.25%, 01/01/14	8,267
3,000	City of Chicago, City Colleges Capital Improvement, GO, FGIC, 6.00%, 01/01/10	3,212
4,450	City of Chicago Heights, Series A, GO, FGIC, 5.65%, 12/01/08	4,617
3,485	City of Chicago, Gas Supply, Series B, Rev., Adj., 4.75%, 07/01/09	3,590
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.13%, 01/01/11	104
	City of Chicago, Single-Family Mortgage,
2,225	Series B, Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.00%, 04/01/12	2,328
4,000	Series C, Rev., GNMA/FNMA, 5.75%, 12/01/15	4,439
200	Series C, Rev., MBIA-IBCC, 7.00%, 09/01/10	205
6,000	Series E, Rev., GNMA/FNMA/FHLMC, 5.50%, 06/01/16	6,670
6,225	City of Chicago, Waste Water System Series A, Rev., Adj., MBIA, 3.53%, 12/6/06	6,225
2,936	City of Peru, IDR, Construction Freightways Corp. Project, Series B, Rev., 5.25%, 01/01/04 (i)	198
7,895	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place, Series A, Rev., GNMA, 6.50%, 07/20/10	8,782
3,065	Illinois Educational Advancement Fund, University Central Project, Rev., 6.25%, 05/01/12 (p)	3,492
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.25%, 05/15/14	1,594
80	Peoria, Moline & Freeport, Single-Family Collateral Mortgage, Series A, Rev., GNMA COLL, FHA/VA MTGS, 7.60%, 01/08/07	81
	State of Illinois,
2,800	GO, MBIA, 5.00%, 06/01/13	3,020
3,925	Rev., 5.00%, 06/15/14	4,240
	University of Illinois, Academic Facilities Projects,
2,985	Series A, AMBAC, 5.00%, 03/15/12	3,176
1,750	Series A, AMBAC, 5.00%, 03/15/13	1,880

		78,831

	Indiana — 1.6%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
315	Series A, Rev., GNMA, 3.40%, 12/20/09	309
550	Series A, Rev., GNMA, 4.15%, 12/20/09	547
700	Series A, Rev., GNMA, 4.38%, 12/20/09	701
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
555	Rev., 5.00%, 11/15/12	582
1,095	Rev., 5.00%, 11/15/15	1,164
1,000	Rev., 5.25%, 11/15/15	1,075
1,000	Indiana Health Facility Financing Authority, Ascension Health, Rev., 5.50%, 11/15/09 (p)	1,050

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Indiana Housing & Community Development Authority,
5,000	Series B-2, Rev., GNMA/FNMA, 5.00%, 07/01/14	5,205
3,600	Series C-2, Rev., GNMA/FNMA, 5.00%, 01/01/15	3,727
	Indianapolis Local Public Improvement Bond Bank,
4,050	Rev., MBIA, 5.00%, 01/01/16	4,410
2,000	Series A, FSA, 6.50%, 01/01/08	2,061
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Rev., AMBAC, 5.25%, 01/01/14	3,262
4,141	Town of Fremont, Consolidated Freightways Corp. Project, Rev., 5.25%, 05/01/04 (i)	279

		24,372

	Kansas — 2.0%
1,905	City of Wichita, Hospital Facilities Improvement, Series XI, Rev., 6.75%, 11/15/09	2,066
1,025	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments, Series O, Rev., GNMA COLL, 6.50%, 06/20/09	1,099
	Sedgwick & Shawnee Counties,
4,500	Series A, Rev., GNMA/FNMA, 5.40%, 12/01/15	4,827
980	Series A-3, Rev., GNMA/FNMA, 5.65%, 06/01/15	1,079
1,955	Series A-3, Rev., GNMA/FNMA, 5.50%, 06/01/15	2,069
4,000	Sedgwick & Shawnee Counties, Mortgage-Backed Securities Program, Series B-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 06/01/16	4,272
	Sedgwick & Shawnee Counties, Single-Family Mortgage, Mortgage-Backed Securities Program,
6,000	Series A, Rev., GNMA/FNMA/FHLMC, 5.45%, 06/01/16	6,443
1,150	Series A, Rev., Adj., GNMA/FNMA, 5.25%, 06/01/12	1,169
1,515	Series A, Rev., Adj., GNMA/FNMA COLL, 6.05%, 06/01/13	1,598
2,125	Series A-4, Rev., Adj., GNMA/FNMA COLL, 5.65%, 06/01/12	2,125
2,425	Series B-3, Rev., Adj., GNMA/FNMA, 5.75%, 12/01/12	2,630
30	Sedgwick & Shawnee Counties, Single-Family Mortgage, Capital Appreciation, Rev., MBIA, FHA, Zero Coupon, 04/01/07	11

		29,388

	Kentucky — 0.0% (g)
170	Meade County, PCR, Olin Corp. Project, Rev., 6.00%, 07/01/07 (i)	170

	Louisiana — 4.2%
	Calcasieu Parish Public Transportation Authority,
550	Series A, Rev., GNMA/FNMA, 5.55%, 04/01/08	567
375	Series B, Rev., GNMA/FNMA, 5.00%, 04/01/13	382
3,500	Calcasieu Parish Public Transportation Authority, Single-Family Mortgage, Mortgage-Backed Securities Program, Series B, GNMA/FNMA/FHLMC, 5.35%, 09/01/16	3,765
3,095	City of Shreveport, Series A, GO, FGIC, 6.00%, 05/01/09	3,263
	Jefferson Parish Home Mortgage Authority, Single-Family Mortgage,
885	Series B-1, Rev., Adj., GNMA/FNMA COLL, 6.65%, 06/01/11	923
5,290	Series C, Rev., GNMA/FNMA, 4.50%, 12/01/13	5,154
445	Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/10	445
	Jefferson Parish School Board,
1,915	Rev., FSA, Zero Coupon, 09/01/08	1,788
	Lafayette Public Power Authority,
7,970	Series A, Rev., AMBAC, 5.00%, 11/01/10	8,343
2,655	Series B, Rev., AMBAC, 5.00%, 11/01/10	2,779
	Louisiana Energy & Power Authority,
4,460	Rev., FSA, 5.75%, 01/01/11	4,809
4,320	Rev., FSA, 5.75%, 01/01/12	4,731
2,290	Rev., FSA, 5.75%, 01/01/13	2,545
	Louisiana Housing Finance Agency, Single-Family Access Program,
40	Series B, Rev., GNMA/FNMA COLL, 8.00%, 03/01/25	41
640	Series D-2, Rev., AMT, GNMA/FNMA, 7.05%, 06/01/10	658
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
1,805	Rev., AMBAC, 5.00%, 03/01/15	1,970
3,040	Rev., AMBAC, 5.00%, 03/01/16	3,334
	Louisiana Public Facilities Authority, Franciscan Missionaries,
915	Series A, Rev., FSA, 5.50%, 07/01/08	940
5,000	Series A, Rev., FSA, 5.75%, 07/01/18	5,790
45	Louisiana Public Facilities Authority, Single-Family Mortgage, Series B, Rev., GNMA/FNMA COLL, 5.75%, 08/01/07	46
	Louisiana State Military Department, Custody Receipts,
1,470	Rev., 5.00%, 08/01/13	1,553
1,000	Rev., 5.00%, 08/01/15	1,062
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.25%, 03/01/11	569
515	Series B, GO, RADIAN, 5.25%, 03/01/12	549
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.70%, 11/15/08 (i)	487
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.00%, 02/01/12	1,895
3,190	Series A, Rev., 5.38%, 02/01/13	3,444

		61,832

	Maryland — 1.1%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/07	248
4,150	Baltimore County, Public Improvement, GO, 5.00%, 09/01/14	4,569
2,000	City of Baltimore, Port Facilities, Rev., Adj., 6.50%, 12/22/06	2,065

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Maryland State Economic Development Corp., University of Maryland College Park Projects, Rev., CIFG, 5.00%, 06/01/16	2,178
5,140	Prince Georges County, Housing Authority, Mortgage, Capital Appreciation, Foxglenn Apartments, Series A, Rev., GNMA COLL, Zero Coupon, 12/22/06	2,139
	Prince Georges County, Housing Authority, Mortgage, Multi-Family Housing, Bristol Apartments Project,
3,760	Rev., Adj., FNMA, 4.85%, 12/15/15	3,845
1,200	Rev., FNMA, 4.50%, 12/15/15	1,222
235	Prince Georges County, Housing Authority, Single-Family Mortgage, Series A, Rev., AMT, Adj., GNMA/FNMA/FHLMC, 5.60%, 06/01/12	235

		16,501

	Massachusetts — 1.5%
	Commonwealth of Massachusetts,
3,920	Series D, GO, MBIA, 5.38%, 08/01/12 (p)	4,278
5,000	Series D, GO, 5.50%, 08/01/17	5,748
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev., AMBAC, 4.60%, 01/01/10	1,814
70	Massachusetts Housing Finance Agency, Single-Family Housing, Series 21, Rev., Adj., 7.13%, 01/08/07	70
1,210	Massachusetts Industrial Finance Agency, University Commons Nursing, Series A, Rev., FHA, 6.55%, 02/01/08	1,303
5,000	Massachusetts State Water Pollution Abatement, Rev., 5.25%, 08/01/24	5,821
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.40%, 10/01/11	668
700	Series A, Rev., 3.60%, 10/01/12	700
725	Series A, Rev., 3.75%, 10/01/13	730
750	Series A, Rev., 3.90%, 10/01/14	762

		21,894

	Michigan — 1.8%
5,430	Detroit Water System, Series A, Rev., FSA, 5.00%, 07/01/16	5,945
1,575	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 5.50%, 11/15/09	1,673
5,000	Michigan State Hospital Finance Authority, Oakwood Obligated Group, Rev., 5.50%, 11/01/13 (m)	5,429
4,000	Michigan State Housing Development Authority, Series A, AMT, GO, 5.00%, 12/01/15	4,098
6,000	Michigan State Housing Development Authority, Benton Harbor Project, Rev., Adj., LOC: Fifth Third Bank, 4.35%, 07/01/07	6,007
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.13%, 07/01/14	2,639
1,450	Western Michigan University, Rev., FGIC, 5.13%, 11/15/07	1,468

		27,259

	Minnesota — 0.8%
572	Blaine IDR, Consolidated Freightways Corp. Project, Rev., 5.15%, 01/01/04 (i)	39
	Minneapolis Community Development Agency, Multi-Family Housing, Riverside
1,625	Homes Project, Rev., 6.10%, 09/01/09	1,663
1,295	Minnesota Housing Finance Agency, Single-Family Mortgage, Series A, Rev., GO OF AGY, 5.75%, 07/01/09	1,296
8,500	State of Minnesota, GO, 5.00%, 06/01/13	9,236

		12,234

	Mississippi — 0.5%
6,400	Mississippi Higher Education Assistance Corp., Student Loan Program, Series B-3, Rev., GTD STD LNS, 5.45%, 03/01/10	6,648

	Missouri — 1.6%
915	Cameron IDA, Cameron Community Hospital, Rev., ACA, 6.25%, 12/01/10	997
2,570	Kansas City, Streetlight Project, Series B, GO, 5.13%, 02/01/07	2,601
2,710	Missouri Housing Development Commission, Series D, Rev., GNMA, 6.00%, 03/01/15	2,932
	Missouri Housing Development Commission, Home Ownership Loan Program,
4,080	Series B, Rev., AMT, GNMA/FNMA, 5.80%, 09/01/14	4,376
3,500	Series E-1, Rev., AMT, GNMA/FNMA, 5.60%, 03/01/16	3,814
	Missouri Housing Development Commission, Single-Family Homeowner Mortgage,
205	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.15%, 03/01/10	207
280	Series B-1, Rev., AMT, MBIA-IBCC, 7.45%, 03/01/10	285
5,000	Springfield School District No. R-12, GO, FSA, 5.25%, 03/01/16	5,528
2,995	St. Louis County Housing Authority, Oakmont Hathaway & Brighton, Series A, Rev., LIQ: FNMA, 4.55%, 05/01/31	3,079

		23,819

	Montana — 0.4%
	Montana Board of Housing, Single-Family Mortgage,
5,000	Series A, Rev., 5.25%, 06/01/15	5,289
1,220	Series B-2, AMT, Rev., 6.00%, 06/01/10	1,220

		6,509

	Nebraska — 1.6%
3,000	Lancaster County, IDR, Archer-Daniels-Midland Co. Project, Rev., 5.90%, 01/08/07	3,034
	Nebraska Investment Finance Authority,
3,275	Series C, Rev., 5.50%, 03/01/15	3,474

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,040	Series C, Rev., GNMA/FNMA/FHLMC, 5.25%, 03/01/15	6,203
	Nebraska Public Power District,
8,040	Series A, Rev., MBIA, 5.25%, 01/01/2008 (f) (p) (u)	8,257
1,960	Series A, Rev., MBIA, 5.25%, 01/01/2008 (f) (u)	2,014

		22,982

	Nevada — 1.9%
14,575	Clark County School District, Series B, GO, FSA, 5.00%, 06/15/14	15,727
3,000	Director of the State of Nevada Department of Business & Industry, Waste Management, Income Project, Rev., Adj., 3.30%, 10/01/14	2,978
1,860	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, FSA, 5.40%, 06/01/08	1,938
1,295	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A-1, Rev., AMT, FNMA COLL, 5.45%, 10/01/10	1,339
	Nevada Housing Division, Single-Family Mortgage,
135	Series A-1, Rev., 5.20%, 04/01/08	136
20	Series B-1, Rev., AMT, 6.00%, 04/01/07	20
5	Series C, Rev., FHA/VA/PRIV MTGS, 6.60%, 01/08/07	5
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.00%, 01/01/16	5,919

		28,062

	New Jersey — 3.9%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.00%, 01/01/15	2,518
	New Jersey EDA, School Facilities Construction,
1,500	Series O, Rev., 5.00%, 03/01/12	1,596
3,000	Series O, Rev., 5.25%, 03/01/14	3,297
3,000	Series P, Rev., 5.25%, 09/01/15	3,320
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.00%, 07/01/10	1,351
1,355	Rev., RADIAN, 5.00%, 07/01/11	1,426
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., GO OF AUTH, FGIC, 5.50%, 01/01/13 (p)	5,535
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series A, Rev., AMBAC, 5.50%, 12/15/15	5,695
5,000	Series A, Rev., 5.25%, 12/15/20	5,707
2,000	Series A, Rev., 5.50%, 12/15/21	2,344
8,690	Series B, Rev., AMBAC, 5.25%, 12/15/22	10,068
15,000	Series C, Rev., AMBAC, 5.25%, 12/15/08 (f) (u)	15,507

		58,364

	New Mexico — 1.1%
	New Mexico Educational Assistance Foundation, Student Loan Program,
985	1st Sub., Series A-2, Rev., GTD STD LNS, 6.20%, 01/08/07	987
590	1st Sub., Series A-2, Rev., GTD STD LNS, 6.30%, 01/08/07	591
	New Mexico Mortgage Finance Authority, Single-Family Mortgage,
3,500	Series A-2, Rev., GNMA/FNMA/FHLMC, 6.05%, 07/01/16	3,838
170	Series A-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.05%, 07/01/07	173
4,650	Series C-2, AMT, Rev., GNMA/FNMA, 4.70%, 09/01/12	4,694
3,935	Series D-1, AMT, Rev., GNMA/FNMA/FHLMC, 5.85%, 07/01/15	4,271
1,005	Series E-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.80%, 09/01/09	1,030

		15,584

	New York — 7.1%
1,095	Hempstead Town IDA, Adelphi University Civic Facilities, Rev., 5.25%, 02/01/09	1,140
	Islip Resource Recovery Agency, 1985 Facility,
1,000	Series F, Rev., FSA, 5.00%, 07/01/12	1,059
2,140	Series F, Rev., FSA, 5.00%, 07/01/13	2,283
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.25%, 11/15/14	1,105
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., MBIA, 5.25%, 01/01/12	1,456
	New York City,
2,000	Series A, GO, 5.25%, 08/01/07	2,041
5,000	Series C, GO, 5.50%, 02/01/13	5,494
7,500	Series D, GO, 5.00%, 11/01/14	7,999
5,270	Series G, GO, 5.00%, 08/01/13	5,674
5,000	Series G, GO, 5.00%, 08/01/14	5,427
4,000	Series G, GO, 5.25%, 02/01/14	4,368
	New York City Transitional Finance Authority, Future Tax Secondary,
5,000	Series A-1, 5.00%, 08/01/12	5,372
5,000	Series B, Rev., Adj., 5.25%, 02/01/11	5,319
1,000	New York City, Unrefunded Balance, Series B, GO, 5.25%, 08/01/07	1,019
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.00%, 06/01/13	2,112
1,295	New York State Dormitory Authority, Series B, Rev., Adj., 5.25%, 05/15/12	1,395
	New York State Dormitory Authority, Court Facilities Lease,
10,010	Rev., Series A, AMBAC, 5.50%, 05/15/20	11,767
6,220	Series B, Rev., 5.25%, 05/15/12	6,680
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.00%, 07/01/11	1,164
1,150	Rev., AMBAC, 5.00%, 07/01/12	1,230
2,800	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16	3,211
5,000	New York State Thruway Authority, Series B, Rev., FGIC, 5.00%, 10/01/15	5,481
	Port Authority of New York & New Jersey,

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,900	Rev., CONS-110, 5.10%, 07/01/10	1,932
4,000	Rev., CONS-131, CIFG-TCRS, 5.00%, 06/15/13	4,278
	Tobacco Settlement Financing Authority, Asset-Backed Securities,
1,450	Series A-1, Rev., 5.50%, 06/01/10	1,538
4,000	Series A-1, Rev., 5.00%, 06/01/12	4,261
1,675	Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,707
8,000	Series B-1C, Rev., 5.50%, 06/01/11	8,620

		105,132

	North Carolina — 0.9%
	Asheville Housing Authority, Multi-Family, Battery Park Apartment,
765	Series A, Rev., GNMA COLL, 3.90%, 08/20/14	756
5,500	North Carolina Eastern Municipal Power Agency, Rev., AMBAC, 5.00%, 01/01/16	6,034
	North Carolina Housing Finance Agency, Home Ownership,
335	Series 8-A, Rev., AMT, 5.95%, 01/01/10	338
3,000	Series 23-A, Rev., Adj., 5.00%, 07/01/15	3,103
2,500	Series 26-A, Rev., AMT, 5.50%, 01/01/16	2,667

		12,898

	North Dakota — 0.0% (g)
330	North Dakota State Housing Finance Agency, Housing Finance Program, Series A, Rev., 6.00%, 01/08/07	337

	Ohio — 2.6%
1,175	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Rev., 4.50%, 05/15/14	1,213
1,545	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	1,578
	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund,
535	Series 1, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	574
1,055	Series A, Rev., 6.20%, 05/15/12	1,136
1,755	Series C, Rev., 5.25%, 05/15/12	1,804
1,760	Cleveland-Cuyahoga County Port Authority, Port Development of Cleveland, Series A, Rev, 5.38%, 05/15/08	1,789
	Cuyahoga County, Multi-Family Housing, Carter Manor,
300	Rev., GNMA COLL, 3.25%, 09/20/09	297
550	Rev., GNMA COLL, 4.00%, 09/20/14	540
	Dublin City School District, Capital Appreciation,
2,885	GO, FGIC, Zero Coupon, 12/01/13	2,209
3,580	GO, FGIC, Zero Coupon, 12/01/14	2,628
1,000	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/09	1,027
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.95%, 12/20/10	1,130
2,500	Montgomery County, Care Facilities, Mary Scott Project, Series A, Rev., GNMA COLL, 6.55%, 09/20/11	2,797
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control, Series B, Rev., Adj., 3.75%, 10/01/08	996
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
230	Series B, Rev., GNMA COLL, 4.65%, 09/01/08	231
1,995	Series C, Rev., GNMA COLL, 4.63%, 01/01/11	2,001
	RiverSouth Authority, Area Redevelopment,
2,430	Series A, Rev., 5.00%, 12/01/15	2,653
1,135	Series A, Rev., 5.25%, 12/01/15	1,265
965	State of Ohio, Mortgage, Rev., FHA, 6.20%, 01/08/07	986
4,000	State of Ohio, Water Development Authority, Solid Waste Management, Rev., Adj., 4.85%, 11/01/07	4,023
	Summit County Port Authority, Eastland Woods Project,
230	Series A, Rev., FHA, 3.25%, 12/20/09	227
425	Series A, Rev., FHA, 4.00%, 06/20/14	416
580	Series A, Rev., FHA, 4.35%, 06/20/14	578
1,020	Series A, Rev., FHA, 4.75%, 06/20/14	1,036
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
635	Series C, Rev., AMT, 6.00%, 05/15/11	660
745	Series E, Rev., 6.10%, 11/15/10	787
190	Series F, Rev., 6.00%, 11/15/07	191
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Oracle,
1,590	Series C, Rev., 5.35%, 11/15/12	1,638
330	Series C, Rev., AMT, 4.35%, 11/15/07	331
1,710	Upper Arlington City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/14	1,255

		37,996

	Oklahoma — 1.0%
2,000	Enid Municipal Authority, Sales Tax and Utility, Rev., AMBAC, 4.50%, 02/01/19	2,036
1,010	Oklahoma County Home Finance Authority, Canadian County, Home Finance Authority, Single-Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., Adj., GNMA COLL, 6.70%, 09/01/10	1,022
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
5,000	Series A, Rev, GNMA/FNMA/FHLMC, 5.40%, 04/01/16	5,356
2,500	Series A-2, Rev., GNMA, 5.70%, 04/01/15	2,660
2,100	Oklahoma Housing Finance Agency, Single-Family Mortgage, Series D, Rev., GNMA/FNMA, 5.95%, 03/01/15	2,268
1,250	Tulsa Airports Improvement Trust, Series A, Rev., FGIC, 6.00%, 06/01/20	1,462

		14,804

	Oregon — 1.3%
1,720	Keizer Urban Renewal Agency, North River Economic, Tax Allocation, Series A, 5.00%, 12/01/12 (p)	1,771
1,890	Oregon State Department of Administrative Services, Education Project, Series A, Rev., FSA, 5.25%, 04/01/09	1,977

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of the West, 5.10%, 05/01/13	2,662
4,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series B, Rev., 5.63%, 07/01/15	4,258
2,485	Port of Portland, Portland International Airport, Series D, Rev., AMT, FGIC, 5.50%, 07/01/11	2,674
5,410	Washington, Multnomah & Yamill Counties School District No. 1J, Series 171, Adj., GO, MBIA, 6.19%, 06/01/11 (m)	6,063

		19,405

	Other Territory — 1.9%
	Multi-Family Housing Revenue, Bond Pass-Through Certificates,
2,480	Series 7, Rev., Adj., 5.85%, 06/01/12	2,537
1,400	Series 2000-2, Rev., Adj., 6.00%, 12/01/10	1,430
2,850	Series 2000-3, Rev., Adj., 6.00%, 12/01/10 (m)	2,911
1,800	Series 2000-4, Rev., Adj., 6.00%, 12/01/10	1,838
1,490	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Grand Reserve Apartments of Texas, Series 8, Rev., Adj., 5.95%, 12/01/12	1,525
2,405	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Lakewood Jefferson County, Series 6, Rev., 5.75%, 12/01/11	2,523
1,950	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Manzano Mesa Apartments, Series 2, Rev., Adj., 5.95%, 12/01/11	1,994
2,020	Multi-Family Housing Revenue, Bond Pass-Through Certificates, North Oak Crossing, Series 11, Rev., Adj., 5.75%, 12/01/11	2,076
1,475	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Stonecrest-Dekalb County, Series 8, Rev., 5.90%, 12/01/11	1,515
3,180	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Town Center Villas, Series 12, Adj., 5.80%, 12/01/11 (m)	3,280
1,630	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.85%, 06/01/11	1,678
2,570	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Western Groves Apartments of Arizona, Series 4, Rev., Adj., 5.80%, 12/01/11 (m)	2,619
1,910	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Woodward Gables, Series 16, Rev., 5.60%, 12/01/11	1,940

		27,866

	Pennsylvania — 2.0%
3,125	Allegheny County, Pittsburgh International Airport, Series A, Rev., MBIA, 5.75%, 01/01/11	3,357
2,000	Allegheny County Residential Finance Authority, Single-Family Mortgage, Rev., GNMA/FNMA, 5.75%, 05/01/16	2,141
1,700	City of Philadelphia, Series A, GO, XLCA, 5.00%, 02/15/12	1,809
	Commonwealth of Pennsylvania,
5,000	GO, 5.00%, 10/01/12	5,379
5,000	GO, MBIA, 5.00%, 01/01/13	5,354
6,925	Harrisburg Authority, Series D-2, Rev., Adj., FSA, 5.00%, 12/01/33	7,454
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Series 64, Rev., AMT, Zero Coupon, 10/01/08	746
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., MBIA, 5.70%, 11/15/11	2,717
330	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.70%, 07/01/13	331
285	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.70%, 07/01/13	286
270	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.70%, 07/01/13	271

		29,845

	Puerto Rico — 0.5%
	Children’s Trust Fund, Tobacco Settlement,
2,915	Rev., 5.75%, 07/01/09 (f) (p) (u)	3,088
4,000	Rev., 5.75%, 07/01/10 (f) (p) (u)	4,316

		7,404

	South Carolina — 1.5%
2,560	City of Columbia, Tourism, COP, AMBAC, 5.25%, 06/01/13	2,774
1,050	Laurens County School District No. 55, Rev., 5.25%, 12/01/15	1,121
1,745	Piedmont Municipal Power Agency, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/19	2,205
11,120	State of South Carolina, School of Facilities, Series A, GO, 5.00%, 01/01/12	11,995
3,735	South Carolina Jobs EDA, Republic Services, Inc. Project., Rev., CIFG, 5.00%, 05/01/16	4,044
190	South Carolina Resource Authority, Local Government, Series A, Rev., 7.25%, 01/08/07	190

		22,329

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	South Dakota — 0.3%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
1,550	Series D, Rev., 4.80%, 05/01/11	1,610
1,950	Series D, Rev., 4.90%, 11/01/11	2,037

		3,647

	Tennessee — 3.0%
670	Bristol Industrial Development Board, Multi-Family Housing, Shelby Heights Apartments Project, Rev., GO, FSA, 6.10%, 03/01/07	680
5,350	City of Memphis Electric System, Series A, Rev., MBIA, 5.00%, 12/01/13	5,780
3,000	Johnson City Health & Educational Facilities Board, 1st Mortgage, Series A, Rev., 6.00%, 07/01/10	3,239
3,425	Knox County Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project, Rev., Adj., LIQ: FNMA, 4.90%, 06/01/31	3,483
5,795	Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Healthcare, Rev., Adj., 5.00%, 09/01/20	5,922
	Tennessee Energy Acquisition Corp.,
10,000	Rev., 5.25%, 09/01/21	11,334
3,000	Series 06-2, Rev., 5.00%, 09/01/09	3,104
	Tennessee Housing Development Agency, Home Ownership Program,
3,500	Series 06-2, Rev., 5.75%, 01/01/16	3,765
4,835	Series 3-A, Rev., 5.13%, 07/01/14	4,993
1,750	Tennessee Housing Development Agency, Single-Family Housing, Homeownership Program 3, Series 3, Rev., AMT, 5.30%, 01/01/09	1,805

		44,105

	Texas — 8.7%
	Arlington Housing Finance Corp., Single-Family, Mortgage,
570	Rev., Adj., 6.40%, 06/01/27	576
890	Rev., Adj., 6.40%, 06/01/34	900
1,195	Rev., Adj., GNMA/FNMA, 6.40%, 05/01/12	1,195
4,000	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series A-4,Rev., AMT, Adj., 5.20%, 05/15/33	4,079
5,000	Central Texas Housing Finance Corp., Single-Family Housing, Mortgage-Backed Securities Program, Rev., Adj., GNMA/FNMA, 4.70%, 08/01/16	5,372
3,000	City of Austin, Airport System, Prior Lien, Rev., MBIA, 5.25%, 11/15/13	3,260
6,000	City of Austin, Electric, Series A, Rev., AMBAC, 5.00%, 11/15/13	6,499
4,465	City of Dallas, GO, 5.00%, 02/15/14	4,788
3,000	City of San Antonio, Hotel Occupancy, Sub Lien, Series B, Rev., Adj., AMBAC, 5.00%, 08/15/34	3,066
	Dallas-Fort Worth International Airport Facilities Improvement Corp,
3,000	Series A, Rev., 5.50%, 11/01/21	3,285
3,000	Series A, Rev., XLCA, 5.00%, 11/01/09	3,098
4,000	El Paso Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/08	3,004
140	Galveston Property Finance Authority, Single-Family Mortgage, Series A, Rev., 8.50%, 01/08/07	143
3,000	Grapevine-Colleyville Independent School District, GO, PSF-GTD, 8.25%, 06/15/08	3,206
5,840	Harris County Flood Control District, GO, 5.25%, 10/01/14	6,434
1,470	Harris County Health Facilities Development Corp., Mem Hermann Healthcare System, Series A, Rev., 5.25%, 12/01/13	1,589
4,885	Harris County, Hospital District, Rev., MBIA, 5.75%, 08/15/10	5,227
2,525	Harris County, Tax & Sub Lien, Series B, Rev., Adj, FSA, 5.00%, 08/15/32	2,695
8,295	Harris County, Houston Sports Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 11/15/08	5,976
690	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev, 4.25%, 11/01/12	674
5,000	Houston Independent School District, Series A, GO, PSF-GTD, 5.25%, 02/15/15	5,521
	Keller Independent School District, Capital Appreciation,
1,880	GO, PSF-GTD, Zero Coupon, 08/15/09	1,703
1,750	GO, PSF-GTD, Zero Coupon, 08/15/10	1,526
5,490	Little Elm Independent School District, Capital Appreciation, PSF-GTD, Zero Coupon, 08/15/12	1,341
3,000	Lower Colorado River Authority, LCRA Transmission Service, Rev., FSA, 5.25%, 05/15/12	3,226
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.00%, 05/15/08	3,101
3,500	Nortex Single-Family Housing Finance Corp., Class A, Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/16	3,799
2,000	Northside Independent School District, Series C, GO, Adj., PSF-GTD, 4.10%, 06/01/07	2,033
4,000	State of Texas, Series B1 & B2, GO, Adj., 8.57%, 09/30/11 (m)	4,875
2,500	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.40%, 03/01/16	2,511
8,540	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	9,260
3,000	Texas State Affordable Housing Corp., Series C, Rev., GNMA/FNMA/FHLMC, 5.30%, 10/01/16	3,210

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,962	Texas State Affordable Housing Corp., Professional Educators Home, Series A, Rev., Adj., GNMA/FNMA/FHLMC, 4.60%, 09/01/15	6,381
415	Texas State Affordable Housing Corp., Single-Family Mortgage, Series 2002-1, Rev., Adj., GNMA/FNMA, 7.10%, 03/01/12	421
1,525	Texas State Affordable Housing Corp., Single-Family Mortgage, Teachers Home Loan Program, Rev., Adj., GNMA/FNMA COLL, 6.20%, 09/01/12	1,563
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.00%, 04/01/16	5,482
4,999	Travis County Housing Finance Corp., Series A, Rev., Adj., AMT, GNMA/FNMA, 4.70%, 03/01/16	5,358
1,945	Tyler Health Facilities Development Corp., East Texas Medical Center, Series D, Rev., Adj., FSA, 5.38%, 02/16/09	2,042

		128,419

	Utah — 0.7%
5,000	State of Utah, Series A, GO, 5.00%, 07/01/12	5,377
750	Utah Housing Corp., Single-Family Mortgage, Series G, Class I, Rev., 3.10%, 07/01/08	742
	Utah Housing Finance Agency, Single-Family Mortgage,
695	Series D-2, Rev., FHA, 5.35%, 07/01/18	712
60	Series F, Class II, 6.30%, 07/01/09	61
3,000	Utah Transit Authority, Sales Tax, Series A, Rev., FSA, 5.00%, 12/15/12 (p)	3,235

		10,127

	Virginia — 1.0%
2,425	Chesapeake Hospital Authority, Series A, Rev., 5.00%, 07/01/08	2,470
	Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project,
3,690	Rev., 6.10%, 10/01/08 (i)	3,753
3,500	Rev., 6.25%, 10/01/08 (i)	3,561
5,015	Virginia Public Building Authority, Series B, 5.00%, 08/01/08	5,135

		14,919

	Washington — 3.4%
2,000	Chelan Public Utilities District No. 1, Chelan Hydro, Series D, Rev., MBIA, 6.35%, 07/01/07	2,069
5,000	City of Seattle, Light & Power, Rev., FSA, 5.00%, 08/01/14	5,419
3,000	Energy Northwest, Electric, Project No. 1, Series A, Rev., FSA, 5.50%, 07/01/11	3,266
10,675	Energy Northwest, Electric, Project No. 3, Series B, Rev., MBIA, 5.50%, 07/01/10	11,285
	Grant County Public Utility District No. 2-Priest Rapids,
2,530	Series A, Rev., FGIC, 5.00%, 01/01/16	2,751
1,960	Series B, Rev., AMT, FGIC, 5.25%, 01/01/15	2,103
1,650	Klickitat County Public Utility District No. 1, Series B, Rev., AMBAC, 5.25%, 12/01/11(p)	1,778
	Quinault Indian Nation, Quinault Beach,
5,290	Series A, Rev., ACA, 5.80%, 12/01/09	5,524
1,700	Series A, Rev., ACA, 5.85%, 01/08/07	1,702
2,315	Washington Housing Finance Commission, Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.00%, 01/01/11	2,540
2,500	Washington Public Power Supply System, Rev., Adj., FSA, 9.24%, 07/01/11	2,926
1,720	Washington Public Power Supply System, Nuclear Project No. 1, Series B, Rev., MBIA, 5.13%, 07/01/16	1,768
	Washington Public Power Supply System, Nuclear Project No. 2,
2,500	Series A, Rev., 5.00%, 07/01/08	2,599
4,500	Series A, Rev., 6.30%, 07/01/12	5,102

		50,832

	Wisconsin — 1.4%
2,290	Badger Tobacco Asset Securitization Corp., Rev., 6.00%, 06/01/12	2,461
5,000	City of Kenosha, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,546
	State of Wisconsin,
5,000	Rev., 4.78%, 05/01/29 (i)	5,033
8,610	Series A, GO, FGIC, 5.00%, 05/01/12	9,212
480	Wisconsin Housing EDA, Home Ownership, Series E, AMT, Rev., 5.75%, 07/01/10	484

		20,736

	Total Municipal Bonds (Cost $1,442,733)	1,464,767

Shares

	Short-Term Investments — 2.3%
	Investment Companies — 2.3%
436	BlackRock Investment Quality Municipal Fund	8,273
14,875	JPMorgan Tax Free Money Market Fund (b) (m)	14,875
776	Nuveen Premium Income Municipal Fund	11,071

	Total Short-Term Investments (Cost $32,060)	34,219

	Total Investments — 101.3% (Cost $1,474,793)	1,498,986
	Liabilities in Excess of Other Assets — (1.3)%	(19,340)

	NET ASSETS — 100.0%	$1,479,646

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,679
Aggregate gross unrealized depreciation	(8,486)

Net unrealized appreciation/depreciation	$24,193

Federal income tax cost of investments	$1,474,793

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):
Market Value Percentage
$54,324 3.7%
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(u)	Security represents underlying bonds transferred to a separate trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates.

ACA	American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CBI	Cumulative Book Index
CIFG	CDC Ixis Financial Guarantee
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF AGY	General Obligation of Agency
GO OF AUTH	General Obligation of Authority
GTD	Guaranteed
IBCC	Insured Bond Custodial Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IMI	Investors Mortgage Insurance Company
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MGIC	Mortgage Guaranty Insurance Corporation
MTGS	Mortgages
PCR	Pollution Control Revenue
PRIV	Private
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
Sub.	Subordinated
SO	Special Obligation
STD LNS	Student Loans
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
XLCA	XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
March 29, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
March 29, 2007